LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Lessee Disclosure [Abstract]
Schedule of Supplemental Balance Sheet Information Related Operating Leases

	December 31,
	2023	2022

Operating lease ROU assets	$842	$987
Operating lease liabilities, current	$297	$248
Operating lease liabilities, long-term	$580	$757
Weighted average remaining lease term (in years)	2.61	3.32
Weighted average discount rate	3.12%	3.46%

Schedule of Maturities of Operating Lease Liabilities
December 31,

2024	$316
2025	276
2026	184
2027	138
2028 and thereafter	11

Total future lease payments	925
Less - imputed interest	(48)

Total lease liability balance	$877